Property, Plant and Equipment - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment					$ 10,689,806
Impairment loss related to property, plant and equipment					9,213,926
Level 3
Property Plant And Equipment [Line Items]
Fair value of property, plant and equipment estimated					1,475,880
Building and Building Components
Property Plant And Equipment [Line Items]
Impairment loss				$ 3,150,663
Laboratory, and plant equipment
Property Plant And Equipment [Line Items]
Impairment loss				9,210,460
Canadian Cannabis
Property Plant And Equipment [Line Items]
Property, plant and equipment reclassified to assets held for sale						$ 18,600,000
Impairment loss			$ 1,424,517	12,361,123
Carrying amount of property, plant and equipment				20,290,929
Canadian Cannabis | Production Facility Land and Building
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment				17,101,160
Canadian Cannabis | Equipment
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment				$ 3,189,769
Cannabis
Property Plant And Equipment [Line Items]
Property, plant and equipment impaired		$ 529,732
SugarLeaf
Property Plant And Equipment [Line Items]
Impairment loss	$ 979,942
Property, plant and equipment impaired					1,533,766
Accelerated amortization of property, plant and equipment					$ 951,540